Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term debt (CHF million)
Senior	117,239	120,497
Subordinated	22,763	25,998
Non-recourse liabilities from consolidated VIEs	13,860	14,858
Long-term debt	153,862	161,353
of which reported at fair value	65,018	68,036